MARKETABLE SECURITIES (Summary of Investments With Continuous Unrealized Losses and Related Fair Values) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Debt Securities, Available-for-sale [Line Items]
Investments with continuous unrealized losses for less than 12 months, Fair value	$ 3,852	$ 38,807
Investments with continuous unrealized losses for less than 12 months, Unrealized losses	(13)	(299)
Investments with continuous unrealized losses for 12 months or greater, Fair value	2,631	48,571
Investments with continuous unrealized losses for 12 months or greater, unrealized losses	(6)	(1,154)
Total investments with continuous unrealized losses, Fair value	6,483	87,378
Total investments with continuous unrealized losses, unrealized losses	(19)	(1,453)
Interest receivable	1,183	898
Foreign banks and government debentures [Member]
Debt Securities, Available-for-sale [Line Items]
Investments with continuous unrealized losses for less than 12 months, Fair value		26,860
Investments with continuous unrealized losses for less than 12 months, Unrealized losses		(177)
Investments with continuous unrealized losses for 12 months or greater, Fair value		24,966
Investments with continuous unrealized losses for 12 months or greater, unrealized losses		(550)
Total investments with continuous unrealized losses, Fair value		51,826
Total investments with continuous unrealized losses, unrealized losses		(727)
Corporate debentures [Member]
Debt Securities, Available-for-sale [Line Items]
Investments with continuous unrealized losses for less than 12 months, Fair value	3,852	11,947
Investments with continuous unrealized losses for less than 12 months, Unrealized losses	(13)	(122)
Investments with continuous unrealized losses for 12 months or greater, Fair value	2,631	23,605
Investments with continuous unrealized losses for 12 months or greater, unrealized losses	(6)	(604)
Total investments with continuous unrealized losses, Fair value	6,483	35,552
Total investments with continuous unrealized losses, unrealized losses	$ (19)	$ (726)